Revenues, Anti-Tau Antibody in AD - 2012 Agreement with Genentech (Details) SFr in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2016 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2019 CHF (SFr) Payment	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Jun. 30, 2012 CHF (SFr)
Revenues [Abstract]
Recognized revenues				SFr 111,026	SFr 7,194	SFr 20,255
2012 Agreement with Genentech [Member]
Revenues [Abstract]
Recognized revenues				SFr 0	0	14,000
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement				90 days
Cumulative payments received				SFr 59,000
Milestone payment recognized			SFr 14,000
Milestone payment received	SFr 14,000	SFr 14,000		SFr 42,000			SFr 14,000
Up-front consideration received								SFr 17,000
Number of milestone payments received | Payment				3
Recognized revenues				SFr 0	SFr 0	SFr 14,000
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member] | Bottom of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value								SFr 400,000
Total potential collaboration agreement value remaining				SFr 368,500